Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Schedule of Movement In Intangible Assets

	2018

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 1 January	44,147	447	73,120	71	117,785

Differences on exchange	2,024	–	4,483		6,507

Additions

– internal development	–	–	–	120	120

– acquisitions (note 24)	14	–	13	–	27

– separately acquired	–	–	62	–	62

Reallocations	(22)	58	30	(66)	–

Amortisation charge	–	(102)	(342)	–	(444)

Impairment	–	–	(44)	–	(44)

31 December

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 31 December	46,163	403	77,322	125	124,013

	2017

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 1 January	11,023	438	596	60	12,117

Differences on exchange	(1,189)	(3)	(2,669)	–	(3,861)

Additions

– internal development	–	–	–	87	87

– acquisitions (note 24)	34,313	33	75,488	4	109,838

– separately acquired	–	29	98	–	127

Reallocations	–	80	–	(80)	–

Amortisation charge	–	(88)	(268)	–	(356)

Impairment	–	(42)	(125)	–	(167)

31 December

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 31 December	44,147	447	73,120	71	117,785

Schedule of Cash Generating Unit

	2018		2017

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash Generating Unit

RAI	35,117	7.7	33,062	7.7

Canada	2,307	7.5	2,367	7.5

Europe	5,069	7.5	5,013	7.3 / 8.1

South Africa	605	10.6	661	9.6

Australia	740	7.9	775	7.9

Singapore	615	6.6	591	6.6

Malaysia	448	8.2	431	8.3

Other	1,262		1,247

Total	46,163		44,147